Per share amounts	12 Months Ended
Dec. 31, 2019
Per Share Amounts [Abstract]
Per share amounts

22. Per share amounts

Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2019 was 395,796,677 (2018 - 395,792,732).

	2019	2018

Basic earnings per share computation

Net earnings attributable to equity holders	$74,000	$166,323

Weighted average common shares outstanding	395,797	395,793

Basic earnings per common share	$0.19	$0.42

Diluted earnings per share computation

Net earnings attributable to equity holders	$74,000	$166,323

Weighted average common shares outstanding	395,797	395,793
Dilutive effect of stock options	258	257

Weighted average common shares outstanding, assuming dilution	396,055	396,050

Diluted earnings per common share	$0.19	$0.42